EQUIPMENT (Tables)	9 Months Ended
Sep. 30, 2023
Notes and other explanatory information [abstract]
SCHEDULE OF PROPERTY, PLANT AND EQUIPMENT

	Computer Equipment	Furniture and Equipment	Leasehold Improvements	Software	Vehicles	Total
Cost
Balance at December 31, 2021	$54,110	$342,472	$4,352	$29,967	$36,033	$466,934
Additions	60,240	528,080	-	-	-	588,320
Disposals	(18,688)	(36,099)	(4,352)	(29,967)	-	(89,106)
Balance at December 31, 2022	95,662	834,453	-	-	36,033	966,148
Additions	42,009	271,861	75,241	-	21,276	410,387
Disposals	(8,658)	(83,172)	-	-	-	(91,830)
Balance at September 30, 2023	$129,013	$1,023,142	$75,241	$-	$57,309	$1,284,705

Accumulated depreciation
Balance at December 31, 2021	$25,291	$102,277	$4,352	$24,737	$13,234	$169,891
Charge for the year	32,627	433,855	-	-	3,435	469,917
Disposals	(15,920)	(33,342)	(4,352)	(24,737)	-	(78,351)
Balance at December 31, 2022	41,998	502,790	-	-	16,669	561,457
Charge for the period	15,438	75,691	2,367	-	6,415	99,911
Disposals	(3,150)	(57,999)	-	-	-	(61,149)
Balance at September 30, 2023	$54,286	$520,482	$2,367	$-	$23,084	$600,219

Net book value:
December 31, 2022	$53,664	$331,663	$-	$-	$19,364	$404,691
September 30, 2023	$74,727	$502,660	$72,874	$-	$34,225	$684,486